Annual Fund Operating Expenses	Apr. 30, 2026
Large Company Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Large Company Growth Portfolio | Large Company Growth Portfolio - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.13%
Component2 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	1.30%
Large Company Growth Portfolio | Large Company Growth Portfolio - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.00%
Large Company Value Portfolio Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Large Company Value Portfolio Series | Large Company Value Portfolio - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.07%
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	1.30%
Large Company Value Portfolio Series | Large Company Value Portfolio - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	1.00%
Small Company Growth Portfolio Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Small Company Growth Portfolio Series | Small Company Growth Portfolio - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.07%
Component2 Other Expenses	0.79%
Other Expenses (as a percentage of Assets):	0.86%
Expenses (as a percentage of Assets)	1.96%
Fee Waiver or Reimbursement	(0.61%)	[3]
Net Expenses (as a percentage of Assets)	1.35%
Small Company Growth Portfolio Series | Small Company Growth Portfolio - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.14%
Component2 Other Expenses	0.78%
Other Expenses (as a percentage of Assets):	0.92%
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(0.67%)	[3]
Net Expenses (as a percentage of Assets)	1.10%
Small Company Value Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Small Company Value Portfolio | Small Company Value Portfolio - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.11%
Component2 Other Expenses	0.80%
Other Expenses (as a percentage of Assets):	0.91%
Expenses (as a percentage of Assets)	2.01%
Fee Waiver or Reimbursement	(0.66%)	[4]
Net Expenses (as a percentage of Assets)	1.35%
Small Company Value Portfolio | Small Company Value Portfolio - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.80%
Other Expenses (as a percentage of Assets):	0.92%
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	1.10%
Wilshire 5000 IndexSM Fund | Wilshire 5000 IndexSM Fund - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.56%	[5]
Wilshire 5000 IndexSM Fund | Wilshire 5000 IndexSM Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.34%	[5]
Wilshire International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Wilshire International Equity Fund | Wilshire International Equity Fund - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.16%
Component2 Other Expenses	0.35%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement	(0.26%)	[6]
Net Expenses (as a percentage of Assets)	1.50%
Wilshire International Equity Fund | Wilshire International Equity Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.36%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	(0.16%)	[6]
Net Expenses (as a percentage of Assets)	1.25%
Wilshire Income Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Wilshire Income Opportunities Fund | Wilshire Income Opportunities Fund - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.13%
Component2 Other Expenses	0.40%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.23%)	[7]
Net Expenses (as a percentage of Assets)	1.15%
Wilshire Income Opportunities Fund | Wilshire Income Opportunities Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.40%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.15%)	[7]
Net Expenses (as a percentage of Assets)	0.90%

[1]	Wilshire Advisors LLC (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Portfolio to waive a portion of its management fee or reimburse other expenses to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, Rule 12b-1 distribution fees, shareholder servicing fees, and extraordinary expenses) to 0.92% and 0.94% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2027 or upon the termination of the Advisory Agreement. To the extent that the Portfolio’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived/expenses reimbursed within three years from the date on which it waived its fees or reimbursed expenses if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.
[2]	Wilshire Advisors LLC (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Portfolio to waive a portion of its management fee or reimburse other expenses to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, Rule 12b-1 distribution fees, shareholder servicing fees, and extraordinary expenses) to 0.98% and 0.95% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2027 or upon the termination of the Advisory Agreement. To the extent that the Portfolio’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived/expenses reimbursed within three years from the date on which it waived its fees or reimbursed expenses if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.
[3]	Wilshire Advisors LLC (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Portfolio to waive a portion of its management fee or reimburse other expenses to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, Rule 12b-1 distribution fees, shareholder servicing fees, and extraordinary expenses) to 1.03% and 0.96% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2027 or upon the termination of the Advisory Agreement. To the extent that the Portfolio’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived/expenses reimbursed within three years from the date on which it waived its fees or reimbursed expenses if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.
[4]	Wilshire Advisors LLC (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Portfolio to waive a portion of its management fee or reimburse other expenses to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, Rule 12b-1 distribution fees, shareholder servicing fees, and extraordinary expenses) to 0.99% and 0.98% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2027 or upon the termination of the Advisory Agreement. To the extent that the Portfolio’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived/expenses reimbursed within three years from the date on which it waived its fees or reimbursed expenses if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.
[5]	Total Annual Fund Operating Expenses for the Portfolio will not correlate to the Ratio of Expenses to Average Net Assets shown in the Portfolio’s most recent Annual Report and in the Financial Highlights section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
[6]	Wilshire Advisors LLC (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the International Fund to waive a portion of its management fee or reimburse other expenses to limit expenses of the International Fund (excluding taxes, brokerage expenses, dividend expenses on short securities, Rule 12b-1 distribution fees, shareholder servicing fees, and extraordinary expenses) to 1.09% and 1.20% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2027 or upon the termination of the Advisory Agreement. To the extent that the International Fund’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived within three years from the date on which it waived its fees or reimbursed expenses if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.
[7]	Wilshire Advisors LLC (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Income Fund to waive a portion of its management fee or reimburse other expenses to limit expenses of the Income Fund (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses, Rule 12b-1 distribution fees, shareholder servicing fees, and extraordinary expenses) to 0.77% and 0.85% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2027 or upon the termination of the Advisory Agreement. To the extent that the Income Fund’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived within three years from the date on which it waived its fees or reimbursed expenses if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.